OTHER SHORT-TERM BORROWINGS (Schedule of FRBC Borrowings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Debt Disclosure [Abstract]
Ending balance	$ 7,000
Average balance	2,592
Maximum month-end balance	$ 24,800
Average interest rate	0.25%
Weighted-average rate at period end	0.25%